Pay vs Performance Disclosure	1 Months Ended	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	May 10, 2024	Aug. 11, 2025	Aug. 29, 2021	Mar. 31, 2022	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year[1]	Summary Compensation Table Total for CEO (Akdag)	Summary Compensation Table Total for CEO (Hulett)	Summary Compensation Table Total for CEO (Campos)	Compensation Actually Paid to CEO (Akdag)	Compensation Actually Paid to CEO (Hulett) [2]	Compensation Actually Paid to CEO (Campos) [2]	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs [2]	Value of Initial Fixed $100 Investment Based On:		Net Income ($Mn)	Company Selected Performance Measure: Stock Price [4]
									Company Cumulative TSR	Peer Group Cumulative TSR [3]
2025	—	$242,980	$3,894,599	—	$224,230	$3,667,160	$666,245	$630,754	$17.41	$398.95	-$6.27	$4.19
2024	—	$534,019	—	—	$(70,181)	—	$635,255	$358,968	$19.90	$511.93	-$7.46	$4.79
2023	—	$534,119	—	—	$(7,454,281)	—	$616,191	$389,848	$64.67	$393.15	$5.14	$16.24
2022	1,237,110	12,602,605	—	1,094,037	10,031,005	—	956,459	722,151	96.82	404.58	18.72	25.80
2021	2,194,586	—	—	2,429,241	—	—	784,689	909,443	126.46	497.53	23.92	35.18

Company Selected Measure Name					stock price
Named Executive Officers, Footnote					The CEO and other NEOs for the indicated years were as follows: (i) for 2025, our CEOs were Mr. Mathew N. Hulett, who served as our CEO from August 30, 2021 to May 10, 2024 and Sandra Campos, who served as our Chief Executive Officer from April 29, 2024 until her resignation on August 11, 2025, and our other NEOs were Ms. Robyn D’Elia, Mr. Douglas Krulik and Ms. Christine Chambers; (ii) for 2024, our CEO was Mr. Mathew N. Hulett, who served as our CEO from August 30, 2021 to May 10, 2024 and our other NEO was Ms. Christine Chambers, who has served as our CFO since August 3, 2022; (iii) for 2023, our CEO was Mr. Mathew N. Hulett and our other NEOs were Mr. Bruce Rosenbloom, who served as our chief financial officer from 2001 until August 2, 2022, and Ms. Christine Chambers; (iv) for 2022, our CEOs were Mr. Menders Akdag, who served as our CEO from 2001 until August 29, 2021, and Mr. Mathew N. Hulett and our other NEO was Mr. Bruce Rosenbloom; and (iv) for 2021, our CEO was Mr. Menders Akdag and our other NEO was Mr. Bruce Rosenbloom.
Peer Group Issuers, Footnote					The peer group comprises the component companies of the S&P 600 Specialty Retail Index. In the 2023 proxy statement, the peer group TSR calculation reflected the component companies of the compensation benchmarking peer group.
Adjustment To PEO Compensation, Footnote	Amounts reported in this column are based on total compensation reported for our CEOs and other NEOs in the Summary Compensation Table (SCT) for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	Campos	Hulett
	2025	2025
Total Compensation for CEO as reported SCT for the covered year	$3,894,599	$242,980
Deduct pension values reported in SCT for the covered year	–	–
Deduct grant date fair value of equity awards reported in SCT for the covered year	3,260,006	–
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	–	–
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	3,039,130	–
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	–	–
Add dividends paid on unvested shares/share units and stock options	–	–
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year.	(3,649)	–
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	(2,914)	(18,750)
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	–	–
Compensation Actually Paid to CEO	$3,667,160	224,230

Non-PEO NEO Average Total Compensation Amount					$ 666,245	$ 635,255	$ 616,191	$ 956,459	$ 784,689
Non-PEO NEO Average Compensation Actually Paid Amount					$ 630,754	358,968	389,848	722,151	909,443
Adjustment to Non-PEO NEO Compensation Footnote

2025

Total Compensation for Other NEOs as reported SCT for the covered year	$666,245
Deduct pension values reported in SCT for the covered year	–
Deduct grant date fair value of equity awards reported in SCT for the covered year	470,503
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	–
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	405,033
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	43,862
Add dividends paid on unvested shares/share units and stock options	–
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year.	–
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	(6,962)
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	6,921
Compensation Actually Paid to Other NEOs	$630,754

Compensation Actually Paid vs. Net Income
The charts below describe the relationship between compensation actually paid to our chief executive officer and to our other Named Executive Officers (as calculated above) and our financial and stock performance for the indicated years. In addition, the first table below compares our cumulative TSR and peer group cumulative TSR for the indicated years.

Compensation Actually Paid vs. Company Selected Measure
The charts below describe the relationship between compensation actually paid to our chief executive officer and to our other Named Executive Officers (as calculated above) and our financial and stock performance for the indicated years. In addition, the first table below compares our cumulative TSR and peer group cumulative TSR for the indicated years.

Tabular List, Table					Stock Price •Adjusted EBITDA •Revenue
Total Shareholder Return Amount					$ 17.41	19.90	64.67	96.82	126.46
Peer Group Total Shareholder Return Amount					398.95	511.93	393.15	404.58	497.53
Net Income (Loss)					$ (6,270,000)	$ (7,460,000)	$ 5,140,000	$ 18,720,000	$ 23,920,000
Company Selected Measure Amount | $ / shares					4.19	4.79	16.24	25.80	35.18
PEO Name	Mr. Mathew N. Hulett	Sandra Campos	Mr. Menders Akdag	Mr. Mathew N. Hulett		Mr. Mathew N. Hulett	Mr. Mathew N. Hulett		Mr. Menders Akdag
Measure:: 1
Pay vs Performance Disclosure
Name					Stock Price
Non-GAAP Measure Description					In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officer to company performance for the most recently completed fiscal year. The Company determined Company stock price, which is a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table.
Measure:: 2
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name					Revenue
Hulett [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 242,980	$ 534,019	$ 534,119	$ 12,602,605
PEO Actually Paid Compensation Amount					224,230	$ (70,181)	$ (7,454,281)	10,031,005
Campos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					3,894,599
PEO Actually Paid Compensation Amount					3,667,160
Akdag [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								1,237,110	$ 2,194,586
PEO Actually Paid Compensation Amount								$ 1,094,037	$ 2,429,241
PEO | Hulett [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Hulett [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Hulett [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Hulett [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Hulett [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Hulett [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Hulett [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(18,750)
PEO | Hulett [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Hulett [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campos [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campos [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campos [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,260,006)
PEO | Campos [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,039,130
PEO | Campos [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,649)
PEO | Campos [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campos [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,914)
PEO | Campos [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campos [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(470,503)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					405,033
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					43,862
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,962)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,921)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0